FINANCIAL RISK MANAGEMENT - Maturity Analysis (Details) $ in Millions	Dec. 28, 2025 USD ($)
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	$ 5,892.3
Financial liabilities at amortised cost	6,716.9
Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	2,223.6
Between 1 and 3 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,695.1
Between 4 and 5 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,915.9
More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	882.3
Accounts payable and accrued liabilities
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	1,264.2
Financial liabilities at amortised cost	1,264.2
Accounts payable and accrued liabilities | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,264.2
Accounts payable and accrued liabilities | Between 1 and 3 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | Between 4 and 5 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Accounts payable and accrued liabilities | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	0.0
Long-term debt
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	4,313.6
Financial liabilities at amortised cost	4,313.6
Long-term debt | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	450.0
Long-term debt | Between 1 and 3 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,355.9
Long-term debt | Between 4 and 5 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	1,761.5
Long-term debt | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	746.2
Purchase and other obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	0.0
Financial liabilities at amortised cost	771.9
Purchase and other obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	431.8
Purchase and other obligations | Between 1 and 3 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	204.4
Purchase and other obligations | Between 4 and 5 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	88.8
Purchase and other obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	46.9
Lease obligations
Disclosure Of Trade Receivables [Line Items]
Financial liabilities, carrying value	314.5
Financial liabilities at amortised cost	367.2
Lease obligations | Less than one year
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	77.6
Lease obligations | Between 1 and 3 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	134.8
Lease obligations | Between 4 and 5 years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	65.6
Lease obligations | More than five years
Disclosure Of Trade Receivables [Line Items]
Financial liabilities at amortised cost	$ 89.2